(LOSS) INCOME PER SHARE (Diluted) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Diluted (loss) income per share:
Diluted (loss) income per Class A and Class B common share | (per share)	$ 0.03	¥ 0.22	¥ 0.21	¥ (0.36)
Common Class A [Member]
Diluted (loss) income per share:
Allocation of undistributed (loss) income for diluted net (loss) income per Class A and Class B common share computation	$ 9,642	¥ 62,460	¥ 60,219	¥ (95,923)
Reallocation of undistributed (loss) income as a result of conversion of Class B to Class A common shares	4,491	29,088	27,898	(46,942)
Net (loss) income attributable to Class A and Class B common shareholders for computing diluted (loss) income per Class A and Class B common share	$ 14,133	¥ 91,548	¥ 88,117	¥ (142,865)
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	272,491,397	272,491,397	271,445,384	269,520,110
Conversion of Class B to Class A common shares	131,876,660	131,876,660	131,876,660	131,896,605
Dilutive options	10,677,390	10,677,390	13,211,010
Weighted average number of Class A and Class B common shares outstanding for computing diluted loss per Class A and Class B common share	415,045,447	415,045,447	416,533,054	401,416,715
Diluted (loss) income per Class A and Class B common share | (per share)	$ 0.03	¥ 0.22	¥ 0.21	¥ (0.36)
Common Class B [Member]
Diluted (loss) income per share:
Allocation of undistributed (loss) income for diluted net (loss) income per Class A and Class B common share computation	$ 4,491	¥ 29,088	¥ 27,898	¥ (46,942)
Reallocation of undistributed (loss) income as a result of conversion of Class B to Class A common shares
Net (loss) income attributable to Class A and Class B common shareholders for computing diluted (loss) income per Class A and Class B common share	$ 4,491	¥ 29,088	¥ 27,898	¥ (46,942)
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	131,876,660	131,876,660	131,876,660	131,896,605
Conversion of Class B to Class A common shares
Dilutive options
Weighted average number of Class A and Class B common shares outstanding for computing diluted loss per Class A and Class B common share	131,876,660	131,876,660	131,876,660	131,896,605
Diluted (loss) income per Class A and Class B common share | (per share)	$ 0.03	¥ 0.22	¥ 0.21	¥ (0.36)